INVENTORY	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 – INVENTORY

As of March 31, 2014, inventory consisted of finished goods of $168,565 and raw materials of $107,752.  At December 31, 2013, the inventory balance of $87,805 consisted of raw materials.